Installment Payment Receivables, Net - Summary of sales-type and direct financing leases, lease receivable, maturity (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 1,029,526
Between 1 and 2 years	920,142
Between 2 and 3 years	598,274
Between 3 and 4 years	382,075
Between 4 and 5 years	184,498
Thereafter	5,530
Total receivables of installment payments	3,120,045
Less: Unrealized finance income	(318,220)
Installment payment receivables, gross	2,801,825
Less: Allowance for installment payment receivables	(51,131)
Installment payment receivables - net	¥ 2,750,694